Related Party Transactions (Details) - Schedule of General Support Services Provided to the Related Party - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Service provided to:
Service provided to related parties	$ 19,200,000	$ 19,200,000
Service received from:
Service received from related parties	18,900,000	18,900,000
TCM [Member]
Service provided to:
Service provided to related parties	19,200,000	19,200,000
FXDIRECT [Member]
Service received from:
Service received from related parties	$ 18,900,000	$ 18,900,000